Supplemental oil and natural gas disclosures (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USDPerMMBTu	Dec. 31, 2011 USDperbarrel	Dec. 31, 2010 USDPerMMBTu	Dec. 31, 2010 USDperbarrel	Dec. 31, 2009 USDperbarrel	Dec. 31, 2009 USDPerMMBTu
Supplementary information
Arithmetic average price (in dollars per MMBtu or barrel)	3.99	92.71	4.15	75.96	57.04	3.15
Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
Future cash inflows		$ 8,856,906		$ 6,597,739		$ 1,369,593
Future production costs		(2,562,237)		(2,057,681)		(431,240)
Future development costs		(1,959,818)		(1,715,836)		(318,074)
Future income tax expenses		(999,185)		(602,551)
Future net cash flows		3,335,666		2,221,671		620,279
10% discount for estimated timing of cash flows		(1,934,807)		(1,351,689)		(352,664)
Standardized measure of discounted future net cash flows		1,400,859		869,982		267,615
Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
Standardized measure of discounted future net cash flows, beginning of year	869,982	869,982	267,615	267,615	222,371	222,371
Changes in the year resulting from:
Sales, less production costs		(430,967)		(202,400)		(75,687)
Revisions of previous quantity estimates		(70,021)		(15,080)		(48,209)
Extensions, discoveries and other additions		529,041		788,090		127,704
Net change in prices and production costs		566,034		214,308		(40,062)
Changes in estimated future development costs		(163,399)		(62,386)		12,062
Previously estimated development costs incurred during the period		207,818		20,082		41,620
Accretion of discount		106,170		26,762		24,302
Net change in income taxes		(176,165)		(191,714)		20,648
Timing differences and other		(37,634)		24,705		(17,134)
Standardized measure of discounted future net cash flows, end of year	$ 1,400,859	$ 1,400,859	$ 869,982	$ 869,982	$ 267,615	$ 267,615